SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Information
SEGMENT INFORMATION

5.    Segment Information

The Company’s reportable segments are strategic business units that offer different products and have varied customer bases. There are four reportable segments: Chromaline, IKONICS Imaging, Digital Texturing (DTX) and Advanced Material Solutions (AMS). Chromaline sells screen printing film, emulsions, and inkjet receptive film primarily to distributors and some end users. IKONICS Imaging sells photo resistant film, art supplies, glass, and related abrasive etching equipment to both end users and distributors. AMS provides sound deadening and weight reduction technology to the aerospace industry along with products and services for etched composites, ceramics, glass and silicon wafers. DTX includes products and customers related to patented and proprietary inkjet technology used for mold texturing and prototyping. The accounting policies applied to determine the segment information are the same as those described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.

Management evaluates the performance of each segment based on the components of divisional income (loss). Assets and liabilities are not allocated to segments, except for trade receivables. Financial information with respect to the reportable segments follows:

For the three months ended June 30, 2021:

	IKONICS
		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$2,653,733	$1,264,855	$85,444	$247,316	$—	$4,251,348
Cost of goods sold	1,905,738	644,071	34,260	237,975	—	2,822,044
Gross profit	747,995	620,784	51,184	9,341	—	1,429,304
Selling general and administrative*	289,928	259,219	32,001	58,869	1,304,485	1,944,502
Research and development*	—	—	—	—	128,895	128,895
Income (loss) from operations	$458,067	$361,565	$19,183	$(49,528)	$(1,433,380)	$(644,093)

For the three months ended June 30, 2020:

	IKONICS
		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$1,619,986	$625,800	$49,053	$277,600	$—	$2,572,439
Cost of goods sold	1,407,362	419,985	24,346	335,851	—	2,187,544
Gross profit (loss)	212,624	205,815	24,707	(58,251)	—	384,895
Selling general and administrative *	366,136	224,573	30,059	57,035	524,504	1,202,307
Research and development*	—	—	—	—	201,234	201,234
Loss from operations	$(153,512)	$(18,758)	$(5,352)	$(115,286)	$(725,738)	$(1,018,646)

For the six months ended June 30, 2021:

	IKONICS
		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$4,352,414	$2,351,456	$161,755	$459,131	$—	$7,324,756
Cost of goods sold	3,140,523	1,193,726	77,052	487,819	—	4,899,120
Gross profit (loss)	1,211,891	1,157,730	84,703	(28,688)	—	2,425,636
Selling general and administrative*	547,930	475,755	62,040	117,490	1,924,878	3,128,093
Research and development*	—	—	—	—	263,817	263,817
Income (loss) from operations	$663,961	$681,975	$22,663	$(146,178)	$(2,188,695)	$(966,274)

For the six months ended June 30, 2020:

	IKONICS
		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$3,584,326	$1,595,899	$161,582	$727,824	$—	$6,069,631
Cost of goods sold	2,825,631	897,708	76,092	732,073	—	4,531,504
Gross profit (loss)	758,695	698,191	85,490	(4,249)	—	1,538,127
Selling general and administrative*	792,355	503,435	64,432	160,144	1,462,961	2,983,327
Research and development*	—	—	—	—	384,814	384,814
Income (loss) from operations	$(33,660)	$194,756	$21,058	$(164,393)	$(1,847,775)	$(1,830,014)
*	The Company does not allocate all selling, general and administrative expenses or any research and development expenses to its operating segments for internal reporting.

Trade receivables by segment as of June 30, 2021 and December 31, 2020 were as follows:

	Jun 30, 2021	Dec 31, 2020
Chromaline	$1,150,630	$1,676,592
IKONICS Imaging	356,216	396,116
DTX	26,759	35,983
AMS	155,409	57,676
Unallocated	(37,979)	(47,154)
Total	$1,651,035	$2,119,213

5.           SEGMENT INFORMATION

The Company’s reportable segments are strategic business units that offer different products and have varied customer bases. There are four reportable segments: Chromaline, IKONICS Imaging, Digital Texturing (DTX) and Advanced Material Solutions (AMS). Chromaline sells screen printing film, emulsions, and inkjet receptive film primarily to distributors and some end users. IKONICS Imaging sells photo resistant film, art supplies, glass, and related abrasive etching equipment to both end users and distributors. AMS provides sound deadening and weight reduction technology to the aerospace industry along with products and services for etched composites, ceramics, glass and silicon wafers. DTX includes products and customers related to patented and proprietary inkjet technology used for mold texturing and prototyping.The accounting policies of the segments are the same as those described in the summary of significant accounting policies included in Note 1.

Management evaluates the performance of each segment based on the components of divisional income, and does not allocate assets and liabilities to segments except for trade receivables. Financial information with respect to the reportable segments follows:

For the year ended December 31, 2020:

		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$8,475,743	$3,709,318	$294,929	$952,230	$—	$13,432,220
Cost of goods sold	6,222,902	1,972,076	140,866	1,191,299	—	9,527,143
Gross profit (loss)	2,252,841	1,737,242	154,063	(239,069)	—	3,905,077
Selling, general, and administrative*	1,297,045	880,404	125,752	275,147	2,441,256	5,019,604
Research and development*	—	—	—	—	671,493	671,493
Income (loss) from operations	$955,796	$856,838	$28,311	$(514,216)	$(3,112,749)	$(1,786,020)

For the year ended December 31, 2019:

		IKONICS
	Chromaline	Imaging	DTX	AMS	Unalloc.	Total
Net sales	$11,472,111	$4,191,175	$393,804	$1,561,469	$—	$17,618,559
Cost of goods sold	8,389,404	2,273,641	157,650	1,400,675	—	12,221,370
Gross profit	3,082,707	1,917,534	236,154	160,794	—	5,397,189
Selling, general, and administrative*	1,832,473	1,081,847	149,924	361,342	2,058,000	5,483,586
Research and development*	—	—	—	—	870,279	870,279
Income (loss) from operations	$1,250,234	$835,687	$86,230	$(200,548)	$(2,928,279)	$(956,676)
*	The Company does not allocate all general and administrative expenses or any research and development expenses to its operating segments for internal reporting.

Trade receivables by segment as of December 31 were as follows:

	Dec 31, 2020	Dec 31, 2019
Chromaline	$1,676,592	$1,916,066
IKONICS Imaging	396,116	304,791
DTX	35,983	13,919
AMS	57,676	252,363
Unallocated	(47,154)	(52,421)

Total	$2,119,213	$2,434,718